Earnings per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per Share
22.	EARNINGS PER SHARE

For the years ended December 31, 2018, 2017 and 2016, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Basic EPS
Net income (loss) attributable to parent company	1,287	802	165
Weighted average shares outstanding	899,363,170	884,707,764	881,246,870

Basic EPS	1.43	0.91	0.19

Diluted EPS
Net income (loss) attributable to parent company	1,287	802	165
Weighted average shares outstanding	899,363,170	884,707,764	881,246,870
Dilutive effect of stock awards	7,251,641	7,459,507	5,003,573
Dilutive effect of convertible debt	4,341,334	13,918,602	—
Number of shares used in calculating diluted EPS	910,956,145	906,085,873	886,250,443

Diluted EPS	1.41	0.89	0.19

The convertible bonds issued on July 3, 2014, as detailed in Note 13, had no impact on the diluted EPS computation as of December 31, 2016 since the contingent conversion features was out-of-the-money.